Unaudited Condensed Consolidated Statements of Income And Comprehensive Income - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues		$ 311,789	$ 263,434
Cost of revenues		(284,993)	(239,364)
Gross profit		26,796	24,070
Operating expenses
Selling and marketing		(2,280)	(2,864)
General and administrative		(15,482)	(13,414)
Total operating expenses		(17,762)	(16,278)
Income from operations		9,034	7,792
Other income (expense)
Interest income		260	41
Interest expense		(1,316)	(1,315)
Other (expense) income, net		(40)	250
Income before income taxes		7,938	6,768
Provision for income taxes		(1,381)	(787)
Net income		6,557	5,981
Less: income attributable to non-controlling interests		146	118
Net income attributable to Shengfeng Development Limited’s shareholders		6,411	5,863
Comprehensive income
Net income		6,557	5,981
Foreign currency translation adjustments		4,516	535
Total comprehensive income		11,073	6,516
Less: comprehensive income attributable to non-controlling interests		370	146
Total comprehensive income attributable to Shengfeng Development Limited		$ 10,703	$ 6,370
Class A and Class B Ordinary Shares
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Class A and Class B ordinary shares - Basic (in Shares)	[1]	5,499,836	5,499,836
Class A and Class B ordinary shares - Diluted (in Shares)	[1]	5,499,836	5,499,836
Earnings per share
Class A and Class B ordinary shares - Basic (in Dollars per share)	[1]	$ 1.17	$ 1.07
Class A and Class B ordinary shares - Diluted (in Dollars per share)	[1]	$ 1.17	$ 1.07
Transportation
Revenues
Total revenues		$ 301,646	$ 254,716
Warehouse storage management service
Revenues
Total revenues		8,102	7,053
Others
Revenues
Total revenues		$ 2,041	$ 1,665

[1]	Giving retroactive effect to the 1-for-15 share consolidation effected on September 8, 2026.